Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2021	2022
Trade receivables	574	3,207
VAT receivable	922	832
Accrued income	10,426	8,647
Insurance claims	7,839	1,444
Other receivables	8,834	8,767
Total	28,595	22,897